BUSINESS ACQUISITIONS	12 Months Ended
Dec. 31, 2020
BUSINESS ACQUISITIONS
BUSINESS ACQUISITIONS

5.    BUSINESS ACQUISITIONS

Unless stated otherwise, all business combinations disclosed were accounted for by applying the acquisition method. Goodwill recognized as a result of the acquisitions is not expected to be deductible for income tax purposes.

Acquisitions in 2020

Acquisition of Stopol–In June 2020, the Group acquired a 100% ownership interest in LLC «Stopol Auto» and LLC «Koagent Rus» (jointly referred as «Stopol»), wholesalers of auto parts and multimedia devices. The purchase price constituted a cash payment of RUB 312 million paid in July 2020 and a  contingent consideration. This acquisition allows the Group to enter into the market of the smart multimedia systems for cars.

The purchase price allocation for Stopol as at the date of acquisition was presented as follows:

Stopol

Goodwill(1)	282
Other non-current assets	2
Current assets	230
Cash and cash equivalents	69
Current liabilities	(262)

Total consideration	321

Including:
Fair value of contingent consideration	9
Cash paid	312

(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Stopol” operating segment within «Other» category in reportable segments.

Acquisitions in 2019

Acquisition of JSC RIKT - In June 2019, the Group acquired a 97.4% ownership interest in JSC RIKT ("RIKT"), a fixed-line operator in the Kemerovo region, for cash consideration of RUB 360 million. This acquisition allows the Group to increase its market share in the region. In September 2019, the Group finalized the mandatory share repurchase from minority shareholders of RIKT and increased its share to 100%.

The fair values of the identifiable assets and liabilities of RIKT as at the date of acquisition were as follows:

Goodwill (1)	105
Other intangible assets (2)	172
Property, plant and equipment	118
Trade and other receivables	12
Cash and cash equivalents	6
Other current assets	9
Other non-current assets	14
Current liabilities	(37)
Non‑current liabilities	(39)

Consideration transferred (in cash)	360
(1)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Russia Convergent” operating segment.
(2)	Amortized over the average term of 12 years.

Acquisitions under common control, accounted for directly in equity

Acquisition of JSC Objedinennye Russkie Kinostudii («Kinopolis»)–In April 2019, the Group acquired Kinopolis from Business-Nedvizhimost, a subsidiary of Sistema, for total consideration of RUB 2,042 million. Kinopolis owns fully equipped movie complex in Saint-Petersburg. Acquisition of Kinopolis enables the Group to develop its own entertainment content.

Acquisition of property complex at Narodnogo opolcheniya street («Narodnoje») - In August 2019, the Group acquired Narodnoje property complex from Sistema for total consideration of RUB 329 million. The property complex comprises office facilities leased by the Group and hostel premises leased by a third party and operates under management agreement with Business-Nedvizhimost, a subsidiary of Sistema. The acquisition enables the Group to optimize its rental expenses and enhance its investment property portfolio.

The following table summarizes the details of acquisitions of subsidiaries under common control finalized in 2019:

	Consideration paid		Assets acquired
Acquired company	net of cash acquired*	Cash acquired	other than cash	Liabilities assumed

Kinopolis	2,030	12	1,017	58
Narodnoje	329	—	102	—

Total effect of acquisitions under common control	2,359	12	1,119	58

*    Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

Acquisitions in 2018

Acquisition of Kulturnaya Sluzhba - In January 2018, the Group acquired a 78.2% ownership interest in Kulturnaya Sluzhba LLC (“KS”), operating under the trademark Ponominalu.ru. The purchase price comprised a cash payment, a deferred payment, and a contingent consideration to be paid to the sellers if agreed upon financial targets are met by KS. The Group also entered into an option agreement with the non-controlling shareholders of the KS. Pursuant to the agreement, the Group has the right and obligation in the form of a call and put option, with the put option exercisable at the request of non-controlling shareholders, to acquire their shares at a price calculated based on the operating and financial results of KS. The option was excercised in 2020 for RUB 20 million.

Acquisition of MDTZK- In February 2018, the Group acquired a 100% ownership interest in Moskovskaia Direktciia Teatralno-Kontcertnyh i Sportivno-Zrelishchnyh Kass LLC (“MDTZK”), operating under the trademark Ticketland.ru. The purchase price comprised of both cash payment and deferred payment.

These acquisitions allow the Group to enter the event ticketing market, whilst also broadening the Group’s suite of digital services.

Acquisition of ProgTech–In August 2018, the Group acquired a 99% ownership interest in science and production association Progressivniye Technologii CJSC (“ProgTech”), a provider of fixed-line services in the cities of Zhukovskiy and Anapa. The acquisition of ProgTech allows the Group to strengthen its position in these local markets and benefit from the expected synergies. The purchase price comprised of cash payment and deferred payment.

Acquisition of IT-Grad–In December 2018, the Group acquired a 100% ownership interest in IT-Grad 1 Cloud LLC (“IT-Grad”), one of the largest cloud services providers on the Russian IaaS market. The acquisition allows the Group to strengthen its presence in the Russian cloud services market. The purchase price comprised of cash payment of RUB 1,515 million and a contingent consideration based on fulfillment of certain conditions, including the transfer of rights on tangible and intangible assets.

The fair values of the identifiable assets and liabilities of acquired companies as at the dates of acquisitions were the following:

	KS		MDTZK		ProgTech
Goodwill	479	(1)	2,033	(2)	213	(3)
Customer base	37	(4)	727	(4)	123	(5)
Trademark	129	(4)	779	(4)	—
Other non-current assets	43		145		172
Current assets	117		202		15
Cash and cash equivalents	39		542		28
Current liabilities	(383)		(868)		(80)
Liability under put option agreement over non-controlling interests	(106)		—		—
Non-current liabilities	(34)		(370)		(76)

Total consideration	321		3,190		395
Including:
Fair value of contingent consideration	54		—		3
Cash paid	267		3,190		392
(1)

The goodwill is attributable to the market significance of the acquiree in the Russian event ticketing industry and expected synergies resulted from the acquisition and allocated to the “Ponominalu” operating segment.

(2)

The goodwill is attributable to the market significance of the acquiree in the Russian event ticketing industry and expected synergies resulted from the acquisition and allocated to the “Ticketland” operating segment.

(3)	The goodwill is attributable to the expected synergies resulted from the acquisition and allocated to the “Moscow fixed line” operating segment.
(4)	Amortized over the term of 10 years.
(5)	Amortized over the term of 15 years.

The purchase price allocation of IT-Grad was not finalized as of the date the 2018 financial statements were authorised for issue as the Group had not completed the valuation of the individual assets of the company acquired. The Group’s consolidated financial statements as of December 31, 2018 reflected the allocation of the purchase price based on a preliminary fair value assessment of the assets acquired and liabilities assumed. In 2019 the Group finalized the valuation of assets of IT-Grad and the acquisition date fair value of the assets changed since the preliminary calculations. The following table summarizes the purchase price allocation for IT-Grad as of December 31, 2019:

	Preliminary		Measurement period
	amounts		adjustments	Final amounts

Goodwill	1,877	(1)	—	1,877	(1)
Customer base	643		(192)	451	(2)
Trademark	—		41	41
Other non-current assets	32		128	160
Current assets	44		—	44
Cash and cash equivalents	13		—	13
Current liabilities	(59)		(47)	(106)
Non‑current liabilities	(128)		4	(124)

Total consideration	2,422		(66)	2,356
Including:
Fair value of contingent consideration	907		(66)	841
Cash paid	1,515		—	1,515
(1)

The goodwill is attributable to the market position obtained and expected synergies resulted from the acquisition and allocated to the “Russia Convergent” operating segment and reallocated to «Cloud» operating segment in 2020.

(2)	Amortized over the term of 7 years.

Acquisitions under common control, accounted for directly in equity

Acquisition of Dekart  - In October 2018, the Group acquired Dekart property complex from Sistema for a total consideration of RUB 5,242 million. The property complex comprises office facilities leased by the Group, subsidiaries of Sistema and other counterparties, parking premises and engineering networks and operates under management agreement with Business-Nedvizhimost, a subsidiary of Sistema. The acquisition enables the Group to optimize its rental expenses and enhance its investment property portfolio.

Acquisition of MTS Bank–In July 2018, the Group increased ownership share in the Group associate MTS Bank from 26.6% to 55.4% and obtained control over the entity. Consideration paid to Sistema for additional share in MTS Bank amounted to RUB 8,273 million.

In 2019 the Group increased its share in MTS Bank to 99.9% as of December 31, 2019 through participation in additional share issuance and purchase from Sistema. Consideration paid to Sistema for additional share in MTS Bank amounted to RUB 12,855 million.

Acquisition of Serebryaniy Bor  - In December 2018, the Group acquired Serebryaniy Bor property complex from Sistema for a total consideration of RUB 1,711 million. The property complex comprises land, nonresidential buildings leased by the Group and other counterparties, and engineering networks.

The details of acquisitions of subsidiaries under common control in 2018 are as follows:

	Consideration			Assets
	paid net			acquired
	of cash	Cash		other than	Liabilities
Acquired company	acquired*	acquired		cash	assumed
Dekart	4,658	—		3,406	125
Serebryaniy Bor	1,711	—		383	—
MTS Bank	6,873	1,401	*	126,180	128,165
Total effect of acquisitions under common control	13,242	1,401		129,969	128,290

*    Included in consolidated statement of cash flows within cash flows from financing activities as transactions with entities under common control

According to the terms of the purchase agreements, deferred payments and contingent consideration payable by the Group could be reduced by the amount of any losses incurred by the Group in respect of any tax or other claims relating to the pre-acquisition period. In case the amount of the losses incurred exceeds the amount of deferred payment, the seller has indemnified the Group for the amounts in excess. The following table summarizes the movement in deferred payment and contingent consideration liabilities and related indemnification assets for the years ended December 31, 2020, 2019 and 2018:

Indemnification asset/	KS	KS	MDTZK	ProgTech	IT-Grad	Stopol
(Liability on deferred payment/	deferred	contingent	deferred	deferred	contingent	contingent
contingent consideration)	payment	consideration	payment	payment	consideration	consideration
January 1, 2018	—	—	—	—	—	—

Initial recognition of deferred payment/contingent consideration	(78)	(54)	(60)	(32)	(907)	—
Less: Provision for tax liabilities related to pre-acquisition period	134	—	125	29	—	—
Revaluation	—	—	—	—	—	—
Payment	—	54	—	—	—	—
December 31, 2018	56	—	65	(3)	(907)	—
Measurement period adjustment	—	—	—	—	66	—
Reversal of indemnity	(134)	—	(125)	—	—	—
Revaluation	(13)	—	(9)	—	(66)	—
Payment	91	—	69	3	—	—
December 31, 2019	—	—	—	—	(907)	—
Initial recognition of deferred payment/contingent consideration	—	—	—	—	—	(40)
Less: Provision for tax liabilities related to pre-acquisition period	—	—	—	—	—	26
Reversal of tax provision	—	—	—	—	—	(10)
December 31, 2020	—	—	—	—	(907)	(24)

Pro forma results of operations–The following pro forma financial data for the years ended December 31, 2020, 2019 and 2018 give effect to the business combinations as they had been completed at the beginning of the year.

	2020	2019	2018
		RIKT, Kinopolis,	MTS Bank, MDTZK, Kulturnaya Sluzhba,
Pro forma:	STOPOL	Narodnoje	Progtech, Dekart, IT Grad, Serebryaniy Bor
Net revenues	495,273	476,257	463,110
Net income	62,079	55,101	8,194

The pro forma information is based on various assumptions and estimates. The pro forma information is neither necessarily indicative of the operating results that would have occurred if the Group acquisitions had been consummated as of January 1, 2018, 2019, or 2020, nor is it necessarily indicative of future operating results. The pro forma information does not give effect to any potential revenue enhancements or cost synergies or other operating efficiencies that could result from the acquisitions. The actual results of operations of these companies are included into the consolidated financial statements of the Group only from the respective dates of acquisition and are presented as follows:

	2020	2019	2018
		RIKT, Kinopolis,	MTS Bank, MDTZK, Kulturnaya Sluzhba,
	STOPOL	Narodnoje	Progtech, Dekart, IT Grad, Serebryaniy Bor

Net revenues	355	238	13,261
Net income/(loss)	25	(15)	615